UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:4/30/09

Item 1.  Schedule of Investments.

	Jacobs & Company Mutual Fund

	PORTFOLIO OF INVESTMENTS - April 30, 2009 (Unaudited)
Shares	COMMON STOCKS - 41.63%	Market Value
	AEROSPACE / DEFENSE - 5.85%
4,000	Force Protection, Inc. * #	$ 30,480
1,500	United Technologies Corp.	73,260
		103,740
	AGRICULTURE - 3.47%
2,500	Archer-Daniels-Midland Company	61,550

	COAL - 2.50%
1,700	Arch Coal, Inc.	23,749
6,000	National Coal Corp. *	7,380
500	Peabody Energy Corp. #	13,195
		44,324
	COMPUTERS - 1.16%
200	International Business Machines Corp. #	20,642

	DIVERSIFIED FINANCIAL SERVICES - 0.46%
3,700	CIT Group, Inc.	8,214

	ENERGY-ALTERNATE SOURCES - 0.62%
10,000	Evergreen Energy, Inc. *	10,900

	EXCHANGE - TRADED FUNDS - 6.38%
1,500	ProShares UltraShort Dow30	80,220
2,500	United States Natural Gas Fund LP *	32,825
		113,045
	INTERNET - 2.10%
2,600	Yahoo! Inc. *	37,154

	MACHINERY-DIVERSIFIED - 3.45%
1,500	Caterpillar, Inc.	53,370
4,000	Presstek, Inc. *	7,720
		61,090
	MISCELLANEOUS MANUFACTURING - 1.80%
1,000	FreightCar America, Inc.	19,230
1,000	General Electric Company	12,650
		31,880
	OIL & GAS - 1.58%
500	Constellation Energy Partners LLC	1,440
400	Forest Oil Corp. *	6,400
3,000	McMoran Exploration Co. *	16,470
5,000	RAM Energy Resources, Inc. *	3,750
		28,060
	PIPELINES - 3.18%
4,000	The Williams Companies, Inc.	56,400

	Jacobs & Company Mutual Fund

	PORTFOLIO OF INVESTMENTS - April 30, 2009 (Unaudited) (Continued)
Shares	COMMON STOCK - 41.63%	Market Value
	REITS - 0.86%
2,000	Ashford Hospitality Trust, Inc.	$ 6,040
3,000	CapitalSource, Inc.	9,270
		15,310
	RETAIL - 2.47%
700	Sears Holding Corp. * #	43,729

	SEMICONDUCTORS - 2.35%
2,300	Texas Instruments, Inc.	41,538

	TELECOMMUNICATIONS - 0.86%
500	Harris Corp.	15,290

	TRANSPORTATION - 0.84%
500	CSX Corp. #	14,795

	WATER - 1.70%
2,250	Consolidated Water Co., Inc.	30,173

	TOTAL COMMON STOCK	737,834
	( Cost - $1,723,596)

Principal Amount	U.S. GOVERNMENT AGENCY - 42.78%
	Federal Home Loan Mortgage Company - 4.05%
$ 72,950	8.12%^, 3/15/2034	71,789

	Government National Mortgage Association -38.73%
77,784	5.5%, 4/15/2037	80,495
526	6.50%, 6/15/2023	552
245,568	6.50%, 7/15/2024	257,655
319,381	6.50%, 9/15/2032	335,100
466	7.00%, 7/15/2023	493
2,278	7.00%, 11/15/2026	2,410
2,122	7.00%, 9/15/2027	2,245
701	7.00%, 11/15/2029	741
436	7.00%, 4/15/2031	461
164	7.50%, 5/15/2017	173
1,217	7.50%, 3/15/2024	1,286
134	8.00%, 6/15/2017	138
408	8.00%, 12/15/2021	421
675	8.00%, 2/15/2022	696
5	9.50%, 8/15/2009	5
90	9.50%, 3/15/2020	100
518	10.50%, 1/15/2016	581
154	10.50%, 3/15/2016	171
34	10.50%, 11/20/2018	37
	Jacobs & Company Mutual Fund

	PORTFOLIO OF INVESTMENTS - April 30, 2009 (Unaudited) (Continued)
Principal Amount	U.S. GOVERNMENT AGENCY - 42.78% (Continued)	Market Value
$ 104	10.50%, 5/20/2019	$ 116
192	11.00%, 9/20/15	214
101	11.00%, 8/20/2019	113
1,108	11.00%, 11/20/2019	1,247
702	11.00%, 8/20/2020	792
95	11.00%, 9/15/2010	99
41	11.00%, 9/15/2015	46
128	11.00%, 9/15/2015	144
		686,531
	TOTAL U.S. GOVERNMENT AGENCY
	( Cost - $757,317)	758,320

	MUNICIPAL BONDS - 2.86%
100,000	Colorado Health Facilities Authority, 0.00%, 7/15/2024	50,699
	TOTAL MUNICIPAL BONDS	50,699
	( Cost - $45,139)

	SHORT-TERM INVESTMENTS - 15.19%
269,270	Dreyfus Institutional Rs Money Market, 0.44%	269,270
	TOTAL SHORT-TERM INVESTMENTS	269,270
	( Cost - $269,270)

	TOTAL INVESTMENTS IN SECURITIES - 102.46%	$ 1,816,123
	( Cost - $2,795,322)
	CALL OPTIONS WRITTEN - (0.39)%	(6,861)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.07) %	(36,707)
	NET ASSETS - 100.00%	$ 1,772,555

* Non-Income producing security.
# Security is subject to a written call option.
^ Variable rate security. Rate shown is the rate in effect on April 30, 2009.
REITS- Real Estate Investment Trust
Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation
(depreciation) of securities as follows:
At April 30, 2009, net unrealized depreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 9,565
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(988,764)
Net unrealized depreciation		$ (979,199)

	Jacobs & Company Mutual Fund

	PORTFOLIO OF INVESTMENTS - April 30, 2009 (Unaudited) (Continued)

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment Securities ($)	Other Financial Instrument ($)*
Level 1 - Quoted Prices	737,834	6,861
Level 2 - Other Significant Observable Prices	1,078,289	0
Level 3 - Significant Unobservable Inputs	0	0
Total	1,816,123	6,861
* Other financial instruments include call options written.

	Schedule of Call Options Written- April 30, 2009 (Unaudited) (Continued)
Contracts*	Underlying Security / Expiration Date / Exercise Price	Market Value
40	Force Protection, Inc.
	Expiration December 2009, Exercise Price $10.00	$ 4,000
5	CSX Corp.
	Expiration May 2009, Exercise Price $30.00	600
2	International Business Machines Corp.
	Expiration May 2009, Exercise Price $105.00	270
5	Peabody Energy Corp.
	Expiration May 2009, Exercise Price $27.00	500
7	Sears Holdings Corp.
	Expiration May 2009, Exercise Price $65.00	1,491
	TOTAL CALL OPTIONS WRITTEN	$ 6,861
	(Proceeds $6,756)

* Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  6/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 6/29/09

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  6/29/09